Schedule of Right-of-use Assets (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Right Of Use Assets
Opening balance for the period			$ 36,529	$ 65,464	$ 65,464
Amortization of operating lease right-of use assets	$ (6,782)	$ (7,178)	(16,185)	$ (14,581)	(28,935)
Closing balance for the period	$ 20,344		$ 20,344		$ 36,529